Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 38,934	$ (2,762)
Cumulative translation adjustment	1,857	1,602
Comprehensive income (loss)	$ 40,791	$ (1,160)